Cash generated from operations (Tables)	9 Months Ended
Sep. 30, 2023
Statement of cash flows [abstract]
Summary Of Cash Generated From Operations

		For the nine months ended September 30,
(in €‘000)	Notes	2023	2022
Loss before income tax		(81,671)	(267,610)
Adjustments to reconcile loss before income tax to net cash flows:
Loss on modification of old facility		—	1,730
Fair value (gains)/losses on derivatives		—	(3,890)
Fair value (gains)/losses on Public and Private warrant liabilities		4,175	(22,028)
Other finance (income)/costs		20,545	9,563
Share-based payment expenses	7	29,784	241,497
Depreciation, impairments and reversal of impairments of property, plant and equipment		15,216	11,383
Depreciation and impairments of right-of-use of assets		6,061	4,860
Amortization and impairments of intangible assets		3,244	3,589
Net (gain)/loss on disposal of property, plant and equipment		5,064	183
Movements in working capital:
Decrease/(increase) in inventories		(15,108)	(19,903)
Decrease/(increase) in other financial assets		(6,336)	12,257
Decrease/(increase) in trade and other receivables, contract assets and prepayments and other assets		(3,429)	(29,139)
Increase/(decrease) in trade and other payables and contract liabilities		(11,097)	(32,039)
Increase/(decrease) in provisions and other liabilities		638	(93)
Cash generated from/(used in) operations		(32,914)	(89,640)